American Funds Balanced Portfolio (SM)
American Funds Balanced Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Balanced Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	none	0.16%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.14%	0.16%	0.14%	0.16%	0.15%	0.25%	0.25%	0.24%	0.21%	0.23%	0.15%	0.42%	0.22%	0.11%	0.09%	0.05%
Acquired (underlying) fund fees and expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Total annual fund operating expenses	0.84%	1.61%	1.59%	0.86%	0.60%	0.86%	1.70%	1.69%	1.16%	0.68%	1.60%	1.62%	1.17%	0.81%	0.54%	0.50%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.74%	1.51%	1.49%	0.76%	0.50%	0.76%	1.60%	1.59%	1.06%	0.58%	1.50%	1.52%	1.07%	0.71%	0.44%	0.40%

Example
Expense Example American Funds Balanced Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	646	818	1,005	1,544
Class B	654	898	1,067	1,696
Class C	252	492	856	1,881
Class F-1	78	264	467	1,052
Class F-2	51	182	325	740
Class 529-A	668	864	1,074	1,670
Class 529-B	682	965	1,170	1,878
Class 529-C	281	562	965	2,088
Class 529-E	128	398	687	1,502
Class 529-F-1	79	247	428	942
Class R-1	153	495	861	1,892
Class R-2	155	501	872	1,914
Class R-3	109	362	634	1,411
Class R-4	73	249	440	992
Class R-5	45	163	292	667
Class R-6	41	150	270	619

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Balanced Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	154	498	867	1,696
Class C	152	492	856	1,881
Class 529-B	182	565	970	1,878
Class 529-C	181	562	965	2,088